JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds
JPMorgan Research Equity Long/Short Fund
Prospectus dated May 26, 2010
as supplemented June 11, 2010
(Class R5 Shares)

J.P. Morgan International Funds
JPMorgan Global Focus Fund
JPMorgan Emerging Economies Fund
Prospectuses dated February 28, 2010
(Class R5 Shares)

J.P. Morgan Specialty Funds
JPMorgan International Realty Fund
Prospectus dated February 28, 2010
(Class R5 Shares)

J.P. Morgan Funds
JPMorgan Strategic Preservation Fund
Prospectus dated February 28, 2010
(Class R5 Shares)

J.P. Morgan Funds
JPMorgan Alternative Strategies Fund
Prospectus dated June 2, 2010, as supplemented
July 29, 2010
(Class R5 Shares)

UNDISCOVERED MANAGERS FUNDS
JPMorgan Realty Income Fund
Prospectus dated December 31, 2009
(Class R5 Shares)

Supplement dated November 1, 2010
to the Prospectuses as dated above, and as supplemented

Effective November 1, 2010, the two paragraphs under “Purchasing Fund Shares — Who can buy shares?” in the “How to Do Business with the Fund(s)” section of the applicable prospectus will be replaced in their entirety with the following paragraphs:

Class R5 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans, nonqualified deferred compensation plans and 529 college savings plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R5 Shares may also be purchased by current or future JPMorgan SmartRetirement Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Educations Saving accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans and individual 403(b) plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-R5-1010